Schedule III (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Acquisition Costs	$ 12,918	$ 13,519	$ 13,897
Reserves for Future Policy Benefits and Claims Payable	12,300	15,177	22,492
Other Contract Holder Funds	57,980	58,489	63,349
Premium	109	122	157
Net Investment Income	2,720	3,140	2,836
Interest Credited on Other Contract Holder Funds	859	825	1,293
Deferred Acquisition and Sales Inducements Amortization	1,225	1,305	(534)
Operating Costs and Other Expenses	2,333	2,689	1,200
Operating Segments and Corporate and Other
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium	121	134	170
Net Investment Income	1,467	1,952	2,044
Interest Credited on Other Contract Holder Funds	859	825	1,155
Deferred Acquisition and Sales Inducements Amortization	568	568	92
Operating Costs and Other Expenses	2,333	2,689	2,403
Corporate and Other
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Acquisition Costs	74	24	24
Reserves for Future Policy Benefits and Claims Payable	0	0	0
Other Contract Holder Funds	0	0	0
Premium	0	0	0
Net Investment Income	55	56	(34)
Interest Credited on Other Contract Holder Funds	0	0	0
Deferred Acquisition and Sales Inducements Amortization	0	0	20
Operating Costs and Other Expenses	25	48	36
Segment Reconciling Items
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium	(12)	(12)	(13)
Net Investment Income	1,253	1,188	792
Interest Credited on Other Contract Holder Funds	0	0	138
Deferred Acquisition and Sales Inducements Amortization	657	737	(626)
Operating Costs and Other Expenses	0	0	(1,203)
Retail Annuities | Operating Segments
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Acquisition Costs	12,725	13,365	13,739
Reserves for Future Policy Benefits and Claims Payable	1,406	1,706	9,075
Other Contract Holder Funds	36,231	36,501	38,720
Premium	10	15	27
Net Investment Income	394	686	947
Interest Credited on Other Contract Holder Funds	246	218	469
Deferred Acquisition and Sales Inducements Amortization	557	556	55
Operating Costs and Other Expenses	2,174	2,455	2,172
Closed Life and Annuity Blocks | Operating Segments
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Acquisition Costs	119	130	134
Reserves for Future Policy Benefits and Claims Payable	10,894	13,471	13,417
Other Contract Holder Funds	12,730	13,158	13,491
Premium	111	119	143
Net Investment Income	706	950	776
Interest Credited on Other Contract Holder Funds	412	419	436
Deferred Acquisition and Sales Inducements Amortization	11	12	17
Operating Costs and Other Expenses	129	181	190
Institutional Products | Operating Segments
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Acquisition Costs	0	0	0
Reserves for Future Policy Benefits and Claims Payable	0	0	0
Other Contract Holder Funds	9,019	8,830	11,138
Premium	0	0	0
Net Investment Income	312	260	355
Interest Credited on Other Contract Holder Funds	201	188	250
Deferred Acquisition and Sales Inducements Amortization	0	0	0
Operating Costs and Other Expenses	$ 5	$ 5	$ 5